Derivatives and Fair Value Measurements (Tables) - Non Coal Trading [Member]	3 Months Ended
Mar. 31, 2015
Derivative [Line Items]
Company's foreign currency and commodity positions
Notional Amounts and Fair Value. The following summarizes the Company’s foreign currency and commodity positions at March 31, 2015:

	Notional Amount by Year of Maturity
	Total	2015	2016	2017
Foreign Currency
A$:US$ hedge contracts (A$ millions)	$2,731.1	$1,201.1	$1,007.0	$523.0
Commodity Contracts
Diesel fuel hedge contracts (million gallons)	244.2	95.4	89.5	59.3

	Instrument Classification by
	Cash Flow Hedge	Fair Value Hedge	Economic Hedge	Fair Value of Net Liability
				(Dollars in millions)
Foreign Currency
A$:US$ hedge contracts (A$ millions)	$2,731.1	$—	$—	$(461.8)
Commodity Contracts
Diesel fuel hedge contracts (million gallons)	244.2	—	—	(155.2)

Classification and amounts of pre-tax gains and losses related to the Company's non coal-trading hedges
The tables below show the classification and amounts of pre-tax gains and losses related to the Company’s non-coal trading hedges during the three months ended March 31, 2015 and 2014:

		Three Months Ended March 31, 2015
Financial Instrument	Income Statement Classification Gains (Losses) - Realized	Gain recognized in income on non-designated derivatives	Loss recognized in other comprehensive income on derivatives (effective portion)	Loss reclassified from other comprehensive income into income (effective portion)(1)	Gain reclassified from other comprehensive income into income (ineffective portion)
		(Dollars in millions)
Commodity swap contracts	Operating costs and expenses	$—	$(18.3)	$(31.7)	$1.5
Foreign currency forward contracts	Operating costs and expenses	—	(136.1)	(73.6)	—
Total		$—	$(154.4)	$(105.3)	$1.5

(1)
Includes the reclassification from "Accumulated other comprehensive loss" into earnings of $10.7 million of previously unrecognized gains on foreign currency cash flow hedge contracts monetized in the fourth quarter of 2012.

		Three Months Ended March 31, 2014
Financial Instrument	Income Statement Classification Gains (Losses) - Realized	Gain recognized in income on non-designated derivatives	(Loss) gain recognized in other comprehensive income on derivatives (effective portion)	Loss reclassified from other comprehensive income into income (effective portion)(1)	Loss reclassified from other comprehensive income into income (ineffective portion)
		(Dollars in millions)
Commodity swap contracts	Operating costs and expenses	$—	$(8.5)	$(2.2)	$(0.2)
Foreign currency forward contracts	Operating costs and expenses	—	175.6	(18.8)	—
Total		$—	$167.1	$(21.0)	$(0.2)

(1)
Includes the reclassification from "Accumulated other comprehensive loss" into earnings of $40.9 million of previously unrecognized gains on foreign currency cash flow hedge contracts monetized in the fourth quarter of 2012

Classification and amount of non-coal trading derivatives, gross and net basis
The classification and amount of non-coal trading derivative financial instruments presented on a gross and net basis as of March 31, 2015 and December 31, 2014 are presented in the tables that follow.

	Fair Value of Assets as of March 31, 2015
Financial Instrument	Gross Amounts Recognized	Gross Amounts Offset in the Condensed Consolidated Balance Sheet	Net Amounts Presented in the Condensed Consolidated Balance Sheet
	(Dollars in millions)
Current Assets:
Commodity swap contracts	$1.7	$(1.7)	$—
Total	$1.7	$(1.7)	$—

Noncurrent Assets:
Commodity swap contracts	$0.5	$(0.5)	$—
Total	$0.5	$(0.5)	$—

	Fair Value of Liabilities as of March 31, 2015
Financial Instrument	Gross Amounts Recognized	Gross Amounts Offset in the Condensed Consolidated Balance Sheet	Net Amounts Presented in the Condensed Consolidated Balance Sheet
	(Dollars in millions)
Current Liabilities:
Commodity swap contracts	$92.6	$(1.7)	$90.9
Foreign currency forward contracts	290.8	—	290.8
Total	$383.4	$(1.7)	$381.7

Noncurrent Liabilities:
Commodity swap contracts	$64.8	$(0.5)	$64.3
Foreign currency forward contracts	171.0	—	171.0
Total	$235.8	$(0.5)	$235.3

Financial Instrument	Fair Value of Liabilities Presented in the Condensed Consolidated Balance Sheet as of December 31, 2014 (1)
(Dollars in millions)
Current Liabilities:
Commodity swap contracts	$100.1
Foreign currency forward contracts	241.0
Total	$341.1

Noncurrent Liabilities:
Commodity swap contracts	$67.0
Foreign currency forward contracts	169.0
Total	$236.0

(1)	A

Fair value measured on recurring basis of net financial assets and liabilities
Financial Instruments Measured on a Recurring Basis. The following tables set forth the hierarchy of the Company’s net financial asset (liability) positions for which fair value is measured on a recurring basis:

	March 31, 2015
	Level 1	Level 2	Level 3	Total
	(Dollars in millions)
Investments in debt and equity securities	$27.6	$31.0	$—	$58.6
Commodity swap contracts	—	(155.2)	—	(155.2)
Foreign currency contracts	—	(461.8)	—	(461.8)
Total net financial assets (liabilities)	$27.6	$(586.0)	$—	$(558.4)

	December 31, 2014
	Level 1	Level 2	Level 3	Total
	(Dollars in millions)
Investments in debt and equity securities	$26.1	$35.7	$—	$61.8
Commodity swap contracts	—	(167.1)	—	(167.1)
Foreign currency contracts	—	(410.0)	—	(410.0)
Total net financial assets (liabilities)	$26.1	$(541.4)	$—	$(515.3)

Carrying amounts and estimated fair values of the Company's debt
The carrying amounts and estimated fair values of the Company’s long-term debt are summarized as follows:

	March 31, 2015		December 31, 2014
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(Dollars in millions)
Long-term debt	$6,391.6	$4,706.3	$5,986.8	$5,227.9